UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-0525

     Seligman Income and Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

     100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:            (212) 850-1864

Date of fiscal year end:         12/31

Date of reporting period:      6/30/06

FORM N-CSR

ITEM 1.     REPORTS TO STOCKHOLDERS.

Seligman
Income and Growth Fund, Inc.

Mid-Year Report
June 30, 2006

Seeking Total Return Through a Combination of Capital Appreciation and Income, Consistent With a Prudent Allocation Between Equity and Fixed Income Securities

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies. The result is a high aptitude for picking promising stocks and employing rigorous investment processes designed to offer solid long-term results.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Performance and
Portfolio Overview	2

Understanding and
Comparing Your
Fund’s Expenses	7

Portfolio of Investments	8

Statement of
Assets and Liabilities	19

Statement of
Operations	20

Statements of
Changes in Net Assets	21

Notes to Financial
Statements	22

Financial Highlights	30

Board of Directors and
Executive Officers	36

Additional Fund Information	37

To The Shareholders

Your mid-year shareholder report for Seligman Income and Growth Fund, Inc. follows this letter. This report contains the Fund’s investment results, portfolio of investments, and financial statements.

For the six months ended June 30, 2006, Seligman Income and Growth Fund delivered a total return, based on the net asset value of Class A shares, of 2.13% . During the same period, the Lipper Balanced Funds Average returned 1.87%, the Lipper Income Funds Average returned 2.04%, the Lehman Brothers Government/Credit Index returned (1.15)%, and the S&P 500 Index returned 2.71% .

We are pleased to announce that, effective April 7, 2006, Francis L. Mustaro joined Seligman as the Fund’s Co-Portfolio Manager. Mr. Mustaro, the Head of the Seligman Investment Grade Team, was previously a Managing Director and Senior Portfolio Manager in the Core Fixed Income Group of Citigroup Asset Management, where he was responsible for managing $2.2 billion in government, corporate, asset-backed, and mortgage-backed securities for defined contribution, insurance, mutual fund, and central bank clients.

Thank you for your continued support of Seligman Income and Growth Fund. We look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 18, 2006

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan
100 Park Avenue	New York, NY 10017		Services
New York, NY 10017		(212) 682-7600	Outside the United
	General Counsel		States
General Distributor	Sullivan & Cromwell LLP	(800) 622-4597	24-Hour Automated
Seligman Advisors, Inc.			Telephone Access
100 Park Avenue			Service
New York, NY 10017

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman Income and Growth Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1] The website reference is an inactive textual reference and information contained in or otherwise accessible through this website does not form a part of this report or the Fund’s prospectus or statement of additional information.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended June 30, 2006

		Average Annual

						Class I and
					Class C	Class R
					Since	Since
	Six	One	Five	Ten	Inception	Inception
	Months*	Year	Years	Years	5/27/99	4/30/03

Class A

With Sales Charge	(2.71)%	(0.64)%	1.22%	2.61%	n/a	n/a

Without Sales Charge	2.13	4.30	2.21	3.11	n/a	n/a

Class B

With CDSC#	(3.19)	(1.49)	1.07	n/a	n/a	n/a

Without CDSC	1.81	3.51	1.45	2.49 †	n/a	n/a

Class C

With Sales Charge and CDSC##	(0.21)	1.45	1.23	n/a	(0.26)%	n/a

Without Sales Charge and CDSC	1.81	3.51	1.44	n/a	(0.12)	n/a

Class D

With 1% CDSC	0.73	2.51	n/a	n/a	n/a	n/a

Without CDSC	1.73	3.51	1.44	2.32	n/a	n/a

Class I	2.15	4.65	n/a	n/a	n/a	7.58%

Class R

With 1% CDSC	1.14	3.16	n/a	n/a	n/a	n/a

Without CDSC	2.14	4.16	n/a	n/a	n/a	7.30

Benchmarks

Lehman Brothers
Government/Credit Index**	(1.15)	(1.52)	5.13	6.25	5.71	2.29

Lipper Balanced Funds Average**	1.87	6.23	3.42	6.71	3.41	9.32

Lipper Income Funds Average**	2.04	4.78	4.66	6.11	4.20	8.68

S&P 500 Index**	2.71	8.62	2.49	8.31	1.45	12.83

Net Asset Value Per Share				Dividends Per Share and Yield Information
	6/30/06	12/31/05	6/30/05	For Periods Ended June 30, 2006

				Dividends Paidø	SEC 30-Day Yieldøø

Class A	$12.75	$12.67	$12.49	$0.1900	2.97%

Class B	12.70	12.61	12.43	0.1390	2.58

Class C	12.69	12.60	12.42	0.1390	2.41

Class D	12.69	12.61	12.42	0.1390	2.45

Class I	12.80	12.73	12.48	0.2040	3.61

Class R	12.77	12.67	12.49	0.1710	2.88

See footnotes on page 4.

Performance and Portfolio Overview

*	Returns for periods of less than one year are not annualized.
**	The Lehman Brothers Government/Credit Index (Lehman Index), the Lipper Balanced Funds Average and the Lipper Income
Funds Average (Lipper Averages), and the Standard & Poor’s 500 Composite Index (S&P 500) are unmanaged benchmarks that assume reinvestment of all distributions. The Lehman Index is composed of all bonds that are investment grade (rated
Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by S&P 500, if unrated by Moody’s), with at least one year to maturity. The Lipper Balanced Funds Average measures the performance of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. The Lipper Income Funds
Average measures the performance of funds that normally seek a high level of current income through investing in income-
producing stocks, bonds, and money market instruments. Lipper currently classifies the Fund as a balanced fund. The S&P
500 measures the performance of 500 of the largest US companies based on market capitalization. The Lipper Averages exclude the effect of taxes and sales charges. The Lehman Index and the S&P 500 exclude the effect of taxes, fees and sales charges. Investors cannot invest directly in an index or an average.
#	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
##	The CDSC is 1% for periods up to 18 months.
†	The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after their date of purchase.
ø	Represents per share amount paid or declared during the six months ended June 30, 2006.
øø	Current yield, representing the annualized yield for the 30-day period ended June 30, 2006, has been computed in accordance with SEC regulations and will vary.

Composition of Net Assets June 30, 2006

	Percent of Total

	6/30/06	12/31/05

Common Stocks and Warrants	61.2	65.6

Corporate Bonds	13.0	12.8

US Government and
Government Agency Securities	10.1	14.2

Preferred Stocks	8.7	—

	Percent of Total

	6/30/06	12/31/05

Options Purchased	2.3	1.3

Asset-Backed Securities	1.3	1.3

Collateralized Mortgage Obligations	0.4	—

Short-Term Holdings and
Other Assets Less Liabilities	3.0	4.8

Total	100.0	100.0

Largest Industries† June 30. 2006

†  Excludes US Government and Government Agency securities.

Performance and Portfolio Overview

Diversification of Net Assets

	Percent of Net Assets

	June 30,	December 31,
	2006	2005*

Common Stocks, Warrants,
Preferred Stocks and
Corporate Bonds:

Aerospace and Defense	1.8	1.1

Air Freight and Logistics	—	0.3

Airlines	—	0.3

Auto Components	—	0.4

Automobiles	0.1	—

Beverages	0.5	1.6

Biotechnology	0.4	1.4

Building Products	—	0.3

Capital Markets	3.5	1.9

Chemicals	2.5	1.7

Commercial Banks	6.2	3.0

Commercial Services
and Supplies	1.1	1.2

Communications Equipment	1.1	4.1

Computers and Peripherals	1.9	2.6

Construction and Engineering	—	0.7

Consumer Finance	0.9	0.8

Containers and Packaging	1.8	0.8

Diversified Consumer Services	—	0.3

Diversified Financial Services	8.2	4.8

Diversified Telecommunication
Services	3.8	1.9

Electric Utilities	6.1	2.3

Energy Equipment and Services	0.4	—

Food and Staples Retailing	0.8	3.3

Food Products	0.4	0.7

Health Care Equipment
and Supplies	0.2	1.3

Health Care Providers
and Services	1.4	1.2

Hotels, Restaurants and Leisure	1.3	1.2

Household Durables	—	0.5

Household Products	0.8	0.3

Industrial Conglomerates	2.3	3.5

Insurance	0.6	3.0

	Percent of Net Assets

	June 30,	December 31,
	2006	2005*

Common Stocks, Warrants,
Preferred Stocks and
Corporate Bonds:

Internet Software and Services	0.8	1.6

IT Services	—	0.5

Machinery	—	1.1

Media	1.9	3.8

Metals and Mining	0.4	0.4

Multi-Utilities	4.8	0.9

Multiline Retail	0.6	1.1

Office Electronics	0.3	—

Oil, Gas and Consumable Fuels	6.5	5.0

Paper and Forest Products	0.2	—

Personal Products	—	0.3

Pharmaceuticals	3.9	7.4

Real Estate Investment Trusts	5.0	0.2

Real Estate Management
and Development	0.2	—

Semiconductors and
Semiconductor Equipment	0.6	1.5

Software	1.7	3.0

Specialty Retail	0.2	1.4

Textiles, Apparel
and Luxury Goods	0.2	—

Thrifts and Mortgage Finance	5.0	0.9

Tobacco	3.6	2.2

Wireless Telecommunication
Services	0.6	1.9

Total Common Stocks,
Warrants, Preferred Stocks
and Corporate Bonds	84.6	79.7

US Government and
Government Agency
Securities	10.1	14.2

Options Purchased	2.3	1.3

Short-Term Holdings and
Other Assets Less Liabilities	3.0	4.8

Total	100.0	100.0

* Restated to conform to current classification.

Performance and Portfolio Overview

Largest Portfolio Changes During Past Six Months

Largest Purchases	Largest Sales

US Treasury Notes 3.5%, 2/15/2010*	Fannie Mae 5%, 3/2/2015**

Health Care Property Investors*	Freddie Mac 5.05%, 12/8/2008**

Mack-Cali Realty*	US Treasury Notes:

New Plan Excel Realty Trust*	4.25%, 10/31/2007**

Southern Company*	4.375%, 11/15/2008**

KeySpan*	Albertson’s**

Duquesne Light Holdings*	Nokia (ADR)**

Comerica*	International Business Machines**

Fannie Mae 6%, 12/1/2099*	American International Group**

AmSouth Bancorp*	US Treasury Notes 4.375%, 12/15/2010**

Microsoft

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Largest Portfolio Holdings† June 30, 2006

Securityø	Value	Percent of Net Assets

Altria Group	$2,060,813	2.5

JPMorgan Chase	1,958,880	2.3

General Electric	1,919,590	2.3

Pfizer	1,841,409	2.2

Exxon Mobil	1,724,549	2.1

Citigroup	1,566,739	1.9

Bank of America	1,400,672	1.7

US Treasury Notes 3.5%, 2/15/2010	1,288,494	1.5

Mack-Cali Realty	1,212,288	1.5

Chevron	1,211,411	1.4

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

† Excludes short-term holdings and options purchased.
ø Common stock unless otherwise stated. The Fund also may hold other securities issued by the companies listed or options on the companies’ securities.

Understanding and Comparing Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2006 and held for the entire six-month period ended June 30, 2006.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

	Beginning		Ending		Ending
	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid
	Value	Expense	Value	During Period**	Value	During Period**
	1/1/06	Ratio*	6/30/06	1/1/06 to 6/30/06	6/30/06	1/1/06 to 6/30/06

Class A	$1,000.00	1.49%	$1,021.30	$7.47	$1,017.41	$7.45

Class B	1,000.00	2.24	1,018.10	11.21	1,013.69	11.18

Class C	1,000.00	2.24	1,018.10	11.21	1,013.69	11.18

Class D	1,000.00	2.24	1,017.30	11.20	1,013.69	11.18

Class I	1,000.00	1.48	1,021.50	7.42	1,017.46	7.40

Class R	1,000.00	1.74	1,021.40	8.72	1,016.17	8.70

*	Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectus for a description of each share class and its fees, expenses and sales charges.
**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2006 to June 30, 2006, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments (unaudited)
June 30, 2006

	Shares or
	Warrants		Value
Common Stocks and Warrants 61.2%

Aerospace and Defense 1.7%

Boeing	3,800	shs.	$311,258

General Dynamics	2,500		163,650

Honeywell International	22,000		886,600

Raytheon* (exercise price of $37.50, expiring 6/16/2011)	2,539	wts.	32,118

			1,393,626

Beverages 0.4%

Coca-Cola	7,100	shs.	305,442

Biotechnology 0.4%

Pharmion*	20,227		343,960

Capital Markets 1.0%

Goldman Sachs Group	2,100		315,903

Merrill Lynch	6,900		479,964

			795,867

Chemicals 1.3%

Dow Chemical	13,200		515,196

E. I. du Pont de Nemours	14,300		594,880

			1,110,076

Commercial Banks 4.6%

AmSouth Bancorp	34,200		904,590

Comerica	16,800		873,432

Huntington Bancshares	25,800		608,364

PNC Financial Services Group	9,800		687,666

Wachovia	13,380		723,590

			3,797,642

Commercial Services and Supplies 1.1%

Cendant	29,400		478,926

Waste Management	13,300		477,204

			956,130

Communications Equipment 1.1%

Lucent Technologies*	133,100		322,102

Lucent Technologies* (exercise price of $2.75, expiring 12/10/2007)	298,213	wts.	79,026

Motorola	23,600	shs.	475,540

			876,668

Computers and Peripherals 1.9%

EMC*	60,400		662,588

Hewlett-Packard	17,200		544,896

Seagate Technology*	18,100		409,784

			1,617,268

See footnotes on page 18.

Portfolio of Investments (unaudited)
June 30, 2006

	Shares	Value
Containers and Packaging 1.8%

Packaging Corp. of America	26,900	$592,338

Smurfit-Stone Container*	80,400	879,174

		1,471,512

Diversified Financial Services 5.9%

Bank of America	29,120	1,400,672

Citigroup	32,478	1,566,739

JPMorgan Chase	46,640	1,958,880

		4,926,291

Diversified Telecommunication Services 3.0%

AT&T	15,500	432,295

BellSouth	8,600	311,320

Citizens Communications	61,700	805,185

Verizon Communications	27,900	934,371

		2,483,171

Electric Utilities 3.4%

Duquesne Light Holdings	54,400	894,336

Exelon	10,000	568,300

Progress Energy	10,600	454,422

Southern Company	29,500	945,475

		2,862,533

Energy Equipment and Services 0.4%

Tidewater	6,500	319,800

Food and Staples Retailing 0.8%

Wal-Mart Stores	13,000	626,210

Health Care Equipment and Supplies 0.2%

Bausch & Lomb	3,200	156,928

Health Care Providers and Services 0.5%

Aetna	11,500	459,195

Hotels, Restaurants and Leisure 0.6%

McDonald’s	16,100	540,960

Household Products 0.7%

Procter & Gamble	11,100	617,160

Industrial Conglomerates 2.3%

General Electric	58,240	1,919,590

Insurance 0.4%

Allstate	6,100	333,853

See footnotes on page 18.

Portfolio of Investments (unaudited)
June 30, 2006

	Shares	Value
Internet Software and Services 0.8%

Google (Class A)*	1,500	$628,988

Media 1.1%

Cablevision Systems (Class A)*	22,700	486,915

Clear Channel Communications	14,310	442,895

		929,810

Metals and Mining 0.4%

Freeport-McMoRan Copper & Gold (Class B)	6,500	360,165

Multi-Utilities 4.0%

Dominion Resources	9,500	710,505

DTE Energy	22,200	904,428

KeySpan	23,000	929,200

TECO Energy	51,300	766,422

		3,310,555

Multiline Retail 0.6%

Dollar General	34,300	479,514

Oil, Gas and Consumable Fuels 4.7%

Chevron	19,520	1,211,411

ConocoPhillips	5,200	340,756

Exxon Mobil	28,110	1,724,549

Murphy Oil	6,720	375,379

Sunoco	4,300	297,947

		3,950,042

Pharmaceuticals 3.8%

Eli Lilly	11,100	613,497

Pfizer	78,458	1,841,409

Wyeth	15,720	698,125

		3,153,031

Real Estate Investment Trusts 5.0%

Health Care Property Investors	42,500	1,136,450

Longview Fibre	31,800	607,062

Mack-Cali Realty	26,400	1,212,288

New Plan Excel Realty Trust	48,000	1,185,120

		4,140,920

Semiconductors and Semiconductor Equipment 0.6%

Broadcom (Class A)*	7,300	219,402

Texas Instruments	10,600	321,074

		540,476

See footnotes on page 18.

Portfolio of Investments (unaudited)
June 30, 2006

	Shares	Value
Software 1.7%

Mercury Interactive*	16,700	$583,331

Microsoft	36,340	846,904

		1,430,235

Thrifts and Mortgage Finance 1.0%

Fannie Mae	10,400	500,240

Freddie Mac	5,800	330,658

		830,898

Tobacco 3.6%

Altria Group	28,065	2,060,813

Reynolds American	4,100	472,730

UST	10,300	465,457

		2,999,000

Wireless Telecommunication Services 0.4%

Sprint Nextel	15,200	303,848

Total Common Stocks and Warrants (Cost $50,577,325)		50,971,364

Preferred Stocks 8.7%

Capital Markets 1.8%

Bear Stearns:

Series E 6.15%	6,200	309,752

Series F 5.72%	6,400	300,352

Series G 5.49%	6,800	304,300

Lehman Brothers Holdings:

Series D 5.67%	6,500	298,837

Series F 6.5%	12,500	313,625

		1,526,866

Chemicals 0.7%

E. I. du Pont de Nemours:

Series A $3.50	4,300	280,575

Series B $4.50	3,500	280,000

		560,575

Commercial Banks 0.7%

Bank of America Series A 6.75%	5,900	294,853

HSBC USA Series F 5.28%#	13,100	336,408

		631,261

Diversified Financial Services 1.5%

Citigroup:

Series F 6.365%	6,200	311,860

Series G 6.213%	6,300	315,000

Series H 6.231%	6,100	310,185

Series M 5.864%	6,200	305,722

		1,242,767

See footnotes on page 18.

Portfolio of Investments (unaudited)
June 30, 2006

	Shares or
	Shares Subject
	to Call		Value
Electric Utilities 0.4%

Pacific Gas & Electric Series A 6%	12,400	shs.	$306,280

Multi-Utilities 0.4%

Consolidated Edison Series A $5.00	3,500		304,500

Thrifts and Mortgage Finance 3.2%

Fannie Mae:

Series H 5.81%	6,600		299,640

Series L 5.125%	7,500		312,750

Series M 4.75%	8,100		307,800

Freddie Mac:

Series D 6.14%	6,500		314,145

Series F 5%	7,700		304,920

Series K 5.79%	6,100		289,750

Series O 5.81%	6,200		280,550

Series P 6%	6,200		298,840

Series R 5.7%	6,700		296,944

			2,705,339

Total Preferred Stocks (Cost $7,775,835)			7,277,588

Options Purchased* 2.3%

Beverages 0.2%

Coca-Cola Enterprises, Call expiring January 2008 at $15	25,500		169,575

Communications Equipment 0.2%

Comverse Technology, Call expiring January 2007 at $20	25,400		110,490

Motorola, Call expiring January 2008 at $17.50	16,200		84,240

			194,730

Computers and Peripherals 0.3%

Dell, Call expiring January 2008 at $25	25,300		103,730

Seagate Technology, Call expiring January 2007 at $17.50	19,700		122,140

			225,870

Health Care Equipment and Supplies 0.1%

Bausch & Lomb, Call expiring January 2008 at $50	8,700		81,780

Hotels, Restaurants and Leisure 0.2%

McDonald’s, Call expiring January 2008 at $30	20,900		140,030

Household Products 0.1%

Procter & Gamble, Call expiring January 2008 at $55	8,500		63,580

Media 0.1%

Univision Communications, Call expiring September 2006 at $30	17,800		71,200

See footnotes on page 18.

Portfolio of Investments (unaudited)
June 30, 2006

	Shares
	Subject to Call or
	Principal
	Amount		Value
Multiline Retail 0.1%

Dollar General, Call expiring January 2008 at $15	34,700	shs.	$65,930

Pharmaceuticals 0.1%

Forest Laboratories, Call expiring January 2007 at $40	12,500		66,250

Semiconductors and Semiconductor Equipment 0.2%

Intel, Call expiring January 2008 at $20	54,600		142,506

Software 0.3%

Activision, Call expiring January 2008 at $15	40,300		70,525

Mercury Interactive, Call expiring January 2008 at $20	11,800		200,600

			271,125

Thrifts and Mortgage Finance 0.0%

Fannie Mae, Call expiring September 2006 at $70	38,800		1,940

Freddie Mac, Call expiring January 2008 at $55	5,700		48,165

			50,105

Tobacco 0.4%

Altria Group, Call expiring January 2008 at $70	10,300		106,090

Altria Group, Call expiring January 2008 at $75	8,100		64,800

Altria Group, Call expiring January 2008 at $80	17,400		92,220

Altria Group, Call expiring January 2008 at $85	32,000		112,000

			375,110

Total Options Purchased (Cost $2,200,507)			1,917,791

US Government and Government Agency Securities 10.1%

US Government Securities 5.0%

US Treasury Bonds:

8.125%, 8/15/2021	$ 320,000		412,625

5.375%, 2/15/2031	825,000		839,503

US Treasury Inflation-Protected Securities 2%, 1/15/2016	279,109		266,625

US Treasury Notes:

4.875%, 4/30/2008	115,000		114,412

4.875%, 5/31/2008	160,000		159,156

3.5%, 2/15/2010	1,360,000		1,288,494

4.875%, 5/31/2011	100,000		99,016

4.25%, 8/15/2013	175,000		166,086

5.125%, 5/15/2016	800,000		799,313

			4,145,230

See footnotes on page 18.

Portfolio of Investments (unaudited)
June 30, 2006

	Principal
	Amount	Value
Government Agency SecuritiesØ 2.6%

Fannie Mae:

5.4%, 4/13/2009	$ 200,000	$199,023

5.5%, 2/22/2011	865,000	857,091

Freddie Mac:

5.4%, 2/28/2011	435,000	430,963

5.2%, 3/5/2019	745,000	700,464

		2,187,541

Government Agency Mortgage-Backed Securities††Ø 2.5%

Fannie Mae:

7%, 7/1/2008	31,174	31,424

7%, 2/1/2012	19,590	19,747

8.5%, 9/1/2015	51,970	54,433

6.5%, 5/1/2017	86,449	87,730

5.5%, 2/1/2018	179,658	176,668

7%, 1/1/2032	86,572	88,730

7%, 5/1/2032	188,615	193,338

5.356%, 4/1/2036#	199,536	195,475

6%, 7/2006 TBA	950,000	935,156

Freddie Mac Gold:

6%, 11/1/2010	67,527	67,946

8%, 12/1/2023	63,142	66,608

5%, 7/2006 TBA (MDR)	180,000	168,131

		2,085,386

Total US Government and Government Agency Securities
(Cost $8,454,859)		8,418,157

Corporate Bonds 13.0%

Aerospace and Defense 0.1%

United Technologies 6.05%, 6/1/2036	80,000	78,967

Automobiles 0.1%

General Motors 8.375%, 7/15/2033	100,000	81,000

Beverages 0.1%

Anheuser-Busch 7.55%, 10/1/2030	55,000	63,972

Capital Markets 0.7%

Ameriprise Financial 5.35%, 11/15/2010	285,000	279,709

Bear Stearns 5.7%, 11/15/2014	95,000	92,971

Goldman Sachs Group 5.35%, 1/15/2016	70,000	66,229

Lehman Brothers Holdings 5.75%, 5/17/2013	160,000	157,746

		596,655

See footnotes on page 18.

Portfolio of Investments (unaudited)
June 30, 2006

	Principal
	Amount	Value
Chemicals 0.5%

E. I. du Pont de Nemours 6.875%, 10/15/2009	$185,000	$191,900

Nova Chemicals 7.561%, 11/15/2013#	200,000	199,500

		391,400

Commercial Banks 0.5%

Bank of America 6.25%, 4/15/2012	160,000	164,069

KeyCorp 5.418%, 6/2/2008#	120,000	120,254

US Bank 6.375%, 8/1/2011	105,000	108,177

Wells Fargo Bank 5.75%, 5/16/2016	70,000	68,979

		461,479

Consumer Finance 0.9%

Capital One Bank 5%, 6/15/2009	290,000	284,245

General Electric Capital 5.5%, 4/28/2011	140,000	139,094

Nissan Motor Acceptance 5.625%, 3/14/2011†	295,000	290,484

		713,823

Diversified Financial Services 0.8%

CIT Group:

4.75%, 8/15/2008	220,000	215,913

6%, 4/1/2036	100,000	91,941

Citigroup 5.875%, 2/22/2033	75,000	70,217

iPayment 9.75%, 5/15/2014†	250,000	250,000

JPMorgan Chase 5.875%, 3/15/2035	15,000	14,907

		642,978

Diversified Telecommunication Services 0.8%

BellSouth 4.2%, 9/15/2009	210,000	200,352

Embarq 7.082%, 6/1/2016	100,000	99,626

Qwest Communications International 8.249%, 2/15/2009#	200,000	204,750

Verizon Communications 5.35%, 2/15/2011	5,000	4,875

Verizon Global Funding 7.75%, 12/1/2030	120,000	129,794

		639,397

Electric Utilities 1.3%

Carolina Power & Light 5.25%, 12/15/2015	255,000	240,759

Commonwealth Edison 3.7%, 2/1/2008	140,000	135,649

Nevada Power 6.65%, 4/1/2036†	310,000	294,361

Ohio Power 6%, 6/1/2016	100,000	98,791

Progress Energy:

7.75%, 3/1/2031	70,000	78,306

7%, 10/30/2031	30,000	30,959

San Diego Gas & Electric 6%, 6/1/2026	80,000	78,862

Tampa Electric 6.55%, 5/15/2036	105,000	105,760

		1,063,447

See footnotes on page 18.

Portfolio of Investments (unaudited)
June 30, 2006

	Principal
	Amount	Value
Food Products 0.4%

Dean Foods 6.625%, 5/15/2009	$140,000	$139,650

Smithfield Foods 7%, 8/1/2011	140,000	136,150

Wm. Wrigley Jr. 4.65%, 7/15/2015	110,000	100,880

		376,680

Health Care Providers and Services 0.9%

Aetna 5.75%, 6/15/2011	75,000	74,552

Fresenius Medical Care Capital Trust 7.875%, 6/15/2011	140,000	142,100

Humana 6.3%, 8/1/2018	155,000	151,351

Omnicare 6.875%, 12/15/2015	140,000	133,700

UnitedHealth Group 3.3%, 1/30/2008	280,000	269,747

		771,450

Hotels, Restaurants and Leisure 0.7%

Harrah’s Operating 6.5%, 6/1/2016	100,000	97,614

Royal Caribbean Cruises 6.875%, 12/1/2013	340,000	334,860

Starwood Hotels and Resorts Worldwide 7.875%, 5/1/2012	140,000	146,825

		579,299

Household Products 0.1%

Procter & Gamble 5.5%, 2/1/2034	55,000	50,860

Insurance 0.2%

ACE INA Holdings 6.7%, 5/15/2036	105,000	101,004

Allstate 5.95%, 4/1/2036	55,000	50,711

Prudential Financial 5.9%, 3/17/2036	55,000	50,846

		202,561

Media 0.8%

Cablevision Systems 8.716%, 4/1/2009#	200,000	213,000

Comcast:

5.9%, 3/15/2016	115,000	110,690

6.45%, 3/15/2037	70,000	65,961

Viacom 6.25%, 4/30/2016†	70,000	68,075

XM Satellite Radio 9.64875%, 5/1/2013#†	200,000	184,500

		642,226

Multi-Utilities 0.4%

Alabama Power 5.4%, 8/25/2009#	215,000	215,793

Southern California Edison 5%, 1/15/2016	90,000	83,887

		299,680

Office Electronics 0.3%

Xerox 6.4%, 3/15/2016	285,000	270,394

See footnotes on page 18.

Portfolio of Investments (unaudited)
June 30, 2006

	Principal
	Amount	Value
Oil, Gas and Consumable Fuels 1.8%

Amerada Hess 7.125%, 3/15/2033	$280,000	$291,274

ConocoPhillips Australia Funding 5.5%, 4/15/2013	185,000	182,610

Enterprise Products Partners 5%, 3/1/2015	110,000	99,505

Peabody Energy 6.875%, 3/15/2013	140,000	138,250

Pemex Project Funding 8%, 11/15/2011	200,000	211,900

Tesoro 6.625%, 11/1/2015†	310,000	295,275

Valero Energy 6.875%, 4/15/2012	150,000	155,669

XTO Energy 5.65%, 4/1/2016	100,000	94,998

		1,469,481

Paper and Forest Products 0.2%

Bowater 8.329%, 3/15/2010#	200,000	201,000

Pharmaceuticals 0.1%

Abbott Laboratories 5.875%, 5/15/2016	50,000	49,663

Real Estate Management and Development 0.2%

ERP Operating 5.2%, 4/1/2013	200,000	192,014

Specialty Retail 0.2%

GSC Holdings 8.865%, 10/1/2011#	200,000	206,500

Textiles, Apparel and Luxury Goods 0.2%

Levi Strauss 9.28%, 4/1/2012	200,000	204,500

Thrifts and Mortgage Finance 0.5%

Abbey National Capital Trust 8.963%, 12/29/2049#	70,000	85,162

Countrywide Funding 5.625%, 7/15/2009	265,000	263,852

Residential Capital 6.375%, 6/30/2010	70,000	69,107

		418,121

Wireless Telecommunication Services 0.2%

Rogers Wireless 7.25%, 12/15/2012	140,000	141,750

Total Corporate Bonds (Cost $11,066,335)		10,809,297

Asset-Backed Securities†† 1.3%

Electric Utilities 1.0%

Peco Energy Transition Trust 6.05%, 3/1/2009	845,829	848,155

Thrifts and Mortgage Finance 0.3%

Equifirst Mortgage Loan Trust 3.51%, 12/25/2032#	283,912	272,932

Total Asset-Backed Securities (Cost $1,117,264)		1,121,087

See footnotes on page 18.

Portfolio of Investments (unaudited)
June 30, 2006

	Principal
	Amount	Value
Collateralized Mortgage Obligation†† 0.4%

Commercial Banks 0.4%

Wells Fargo Bank 4.7325%, 7/25/2034# (Cost $303,479)	$ 315,179	$301,212

Short-Term Holdings 2.3%

Corporate Notes 0.6%

Goldman Sachs Group, Aggregate Mandatory
Exchangeable Notes, 13%, 12/20/2006†ØØ	470,000	460,924

Time Deposit 1.3%

Citibank, N.A., Nassau 4.94%, 7/3/2006	1,075,000	1,075,000

US Government Securities 0.4%

US Treasury Notes, 7%, 7/15/2006	350,000	350,276

Total Short-Term Holdings (Cost $1,895,277)		1,886,200

Total Investments (Cost $83,390,881) 99.3%		82,702,696

Other Assets Less Liabilities 0.7%		597,707

Net Assets 100.0%		$83,300,403

*	Non-income producing security.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††	Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepaydowns from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity.
This, in turn, may impact the ultimate yield realized from these instruments.
#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2006.
Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
ØØ	The notes are exchangeable at maturity for value of the common stock of five companies in the home building industry. The maturity value of each stock is limited to 115%
of the stock’s price at the date of purchase of the notes.

ADR—American Depositary Receipts.
MDR—Mortgage dollar roll.
TBA—To be announced.
See Notes to Financial Satements.

Statement of Assets and Liabilities (unaudited)
June 30, 2006

Assets:

Investments, at value:

Common stocks and warrants (cost $50,577,325)	$50,971,364

Preferred stocks (cost $7,775,835)	7,277,588

Options purchased (cost $2,200,507)	1,917,791

US Government and Government Agency securities (cost $8,454,859)	8,418,157

Corporate bonds (cost $11,066,335)	10,809,297

Asset-backed securities (cost $1,117,264)	1,121,087

Collateralized mortgage obligations (cost $303,479)	301,212

Short-term holdings (cost $1,895,277)	1,886,200

Total investments (cost $83,390,881)	82,702,696

Restricted cash	19,380

Receivable for securities sold	2,927,490

Receivable for dividends and interest	759,105

Receivable for Capital Stock sold	293,349

Receivable from the Manager (Note 3)	936

Investment in, and expenses prepaid to, shareholder service agent	18,659

Other	36,495

Total Assets	86,758,110

Liabilities:

Bank overdraft	32,244

Payable for securities purchased	2,675,909

Payable for Capital Stock repurchased	608,751

Management fee payable	41,055

Distribution and service (12b-1) fees payable	29,850

Accrued expenses and other	69,898

Total Liabilities	3,457,707

Net Assets	$83,300,403

Composition of Net Assets:

Capital Stock, at par ($1 par value; 500,000,000 shares authorized; 6,539,784 shares outstanding):

Class A	$4,841,324

Class B	490,381

Class C	418,640

Class D	723,445

Class I	59,006

Class R	6,988

Additional paid-in capital	91,301,584

Undistributed net investment income	554,492

Accumulated net realized loss	(14,407,272)

Net unrealized depreciation of investments	(688,185)

Net Assets	$83,300,403

Net Asset Value Per Share:

Class A ($61,733,003 ÷ 4,841,324 shares)	$12.75

Class B ($6,226,679 ÷ 490,381 shares)	$12.70

Class C ($5,312,796 ÷ 418,640 shares)	$12.69

Class D ($9,183,188 ÷ 723,445 shares)	$12.69

Class I ($755,474 ÷ 59,006 shares)	$12.80

Class R ($89,263 ÷ 6,988 shares)	$12.77

See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2006

Investment Income:

Dividends	$1,746,394

Interest	713,273

Total Investment Income	2,459,667

Expenses:

Management fee	261,817

Distribution and service (12b-1) fees	192,059

Shareholder account services	147,651

Registration	48,038

Auditing and legal fees	34,536

Shareholder reports and communications	19,558

Custody and related services	15,517

Directors’ fees and expenses	3,493

Miscellaneous	11,138

Total Expenses Before Reimbursement	733,807

Reimbursement of expenses (Note 3)	(936)

Total Expenses After Reimbursement	732,871

Net Investment Income	1,726,796

Net Realized and Unrealized Gain (Loss) on Investments and Options Written:

Net realized gain on investments	3,412,933

Net realized gain on options written	50,807

Net change in unrealized appreciation of investments and options written	(3,290,429)

Net Gain on Investments and Options Written	173,311

Increase in Net Assets from Operations	$1,900,107

See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)

	Six Months
	Ended	Year Ended
	June 30, 2006	December 31, 2005

Operations:

Net investment income	$1,726,796	$1,060,737

Net realized gain on investments	3,412,933	6,305,905

Net realized gain on options written	50,807	223,229

Net change in unrealized appreciation of investments
and options written	(3,290,429)	(7,068,073)

Increase in Net Assets from Operations	1,900,107	521,798

Distributions to Shareholders:

Net investment income:

Class A	(930,288)	(900,547)

Class B	(74,924)	(51,599)

Class C	(60,713)	(34,610)

Class D	(104,118)	(60,792)

Class I	(12,073)	(10,952)

Class R	(1,193)	(2,237)

Total	(1,183,309)	(1,060,737)

Dividends in excess of net investment income:

Class A	—	(17,654)

Class B	—	(1,012)

Class C	—	(679)

Class D	—	(1,192)

Class I	—	(215)

Class R	—	(44)

Total	—	(20,796)

Decrease in Net Assets from Distributions	(1,183,309)	(1,081,533)

Capital Share Transactions:

Net proceeds from sales of shares	711,982	2,166,329

Investment of dividends	868,994	817,062

Exchanged from associated funds	1,004,171	3,604,239

Total	2,585,147	6,587,630

Cost of shares repurchased	(10,578,263)	(24,956,444)

Exchanged into associated funds	(918,424)	(2,011,343)

Total	(11,496,687)	(26,967,787)

Decrease in Net Assets from Capital Share Transactions	(8,911,540)	(20,380,157)

Decrease in Net Assets	(8,194,742)	(20,939,892)

Net Assets:

Beginning of period	91,495,145	112,435,037

End of Period (including undistributed (dividends in excess of)
net investment income of $554,492 and $(7,583), respectively)	$83,300,403	$91,495,145

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman Income and Growth Fund, Inc. (the “Fund”), offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Fund’s prospectus. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

	a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Equity securities not listed on an

Notes to Financial Statements (unaudited)

exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.	Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gain.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis. The Fund amortizes discounts and premiums on purchases of portfolio securities for financial reporting purposes.

d.	Repurchase Agreements — The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2006, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

f.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

g.	Options — The Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

h.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Fund’s insurance policies.

Notes to Financial Statements (unaudited)

	i.	Aggregate Mandatory Exchangeable Notes — The Fund may purchase notes created by a counterparty, typically an investment bank. The notes bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities (“Index Stocks”) of third party issuers. The exchange value may be limited to an amount less than the actual value of the Index Stocks at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

	j.	Securities Purchased and Sold on a TBA Basis — The Fund may purchase or sell securities (typically mortgage-backed securities) on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Unsettled TBA commitments are valued at fair value in accordance with the procedures for security valuation described above.

	k.	Mortgage Dollar Rolls — The Fund may enter into mortgage dollar roll transactions using TBAs in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a sale and purchase transaction with any gain or loss recognized at the time of each sale. The Fund may be exposed to a market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.60% per annum of the first $1 billion of the Fund’s average daily net assets, 0.55% per annum of the next $1 billion of the Fund’s average daily net assets, and 0.50% per annum of the Fund’s average daily net assets in excess of $2 billion. The management fee reflected in the Statement of Operations represents 0.60% per annum of the Fund’s average daily net assets. For the six months ended June 30, 2006, the Manager voluntarily agreed to reimburse $936 of expenses for the Class I shares which the Manager owed to the Fund at June 30, 2006.

For the six months ended June 30, 2006, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received commissions and concessions of $912 from sales of Class A and Class C shares. Commissions of $3,935 and $333 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For six months ended June 30, 2006, fees incurred under the Plan aggregated $78,416, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

For the six months ended June 30, 2006, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, and 0.50% per annum of the average net daily assets of Class R shares amounted to $36,026, $28,809, $48,568, and $240, respectively.

Notes to Financial Statements (unaudited)

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2006, amounted to $4.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended June 30, 2006, such charges amounted to $342. The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers.

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended June 30, 2006, the Distributor and Seligman Services, Inc. received distribution and service fees of $8,654.

For the six months ended June 30, 2006, Seligman Data Corp., which is owned by the Fund and certain associated investment companies, charged the Fund at cost $147,651 for shareholder account services in accordance with a methodology approved by the Fund’s directors.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes, and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2006, the Fund’s potential obligation under the Guaranties is $27,900. As of June 30, 2006, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

The Fund’s investment in Seligman Data Corp. is recorded at a cost of $3,553.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The accumulated balance at December 31, 2005 of $21,432 was paid to the participating director in January 2006. As of June 30, 2006, no directors were participating in the deferred compensation arrangement.

4.	Committed Line of Credit — The Fund is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50% . The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2007, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2006, the Fund did not borrow from the credit facility.

Notes to Financial Statements (unaudited)

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government and government agency securities and short-term investments, for the six months ended June 30, 2006, amounted to $125,263,780 and $131,593,541, respectively; purchases and sales of US Government and government agency obligations were $72,604,415 and $73,698,878, respectively.

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2006, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2006, the cost of investments for federal income tax purposes was $83,784,463. The tax basis cost was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales in the amount of $386,521 and the amortization of premium for financial reporting purposes of $7,061.

At June 30, 2006, the tax basis components of accumulated losses were as follows:

Gross unrealized appreciation of portfolio securities	$2,604,272

Gross unrealized depreciation of portfolio securities	(3,686,039)

Net unrealized depreciation of portfolio securities	(1,081,767)

Undistributed ordinary income	561,553

Capital loss carryforwards	(17,502,333)

Current period net realized gain	3,485,480

Total accumulated losses	$(14,537,067)

At December 31, 2005, the Fund had net capital loss carryforwards for federal income tax purposes of $17,502,333, which are available for offset against future taxable net capital gains, expiring in 2010. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

For the six months ended June 30, 2006 and for the year ended December 31, 2005, all distributions to shareholders were ordinary income for tax purposes.

Notes to Financial Statements (unaudited)

7.	Capital Share Transactions — The Fund has authorized 500,000,000 shares of $1 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	21,168	$273,056	61,205	$766,451

Investment of dividends	53,149	681,431	54,365	685,406

Exchanged from associated funds	48,316	622,422	94,716	1,173,526

Converted from Class B*	67,456	865,241	136,809	1,713,252

Total	190,089	2,442,150	347,095	4,338,635

Cost of shares repurchased	(520,123)	(6,694,968)	(1,299,816)	(16,242,262)

Exchanged into associated funds	(38,646)	(498,731)	(55,471)	(692,487)

Total	(558,769)	(7,193,699)	(1,355,287)	(16,934,749)

Decrease	(368,680)	$(4,751,549)	(1,008,192)	$(12,596,114)

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	11,058	$142,426	25,228	$314,052

Investment of dividends	4,089	52,255	3,129	39,202

Exchanged from associated funds	17,842	227,337	65,235	810,512

Total	32,989	422,018	93,592	1,163,766

Cost of shares repurchased	(98,433)	(1,263,932)	(241,979)	(3,004,362)

Exchanged into associated funds	(11,707)	(150,043)	(31,814)	(392,695)

Converted to Class A*	(67,776)	(865,241)	(137,598)	(1,713,252)

Total	(177,916)	(2,279,216)	(411,391)	(5,110,309)

Decrease	(144,927)	$(1,857,198)	(317,799)	$(3,946,543)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	8,588	$110,545	31,845	$395,307

Investment of dividends	3,326	42,450	2,206	27,659

Exchanged from associated funds	2,756	35,257	114,815	1,406,245

Total	14,670	188,252	148,866	1,829,211

Cost of shares repurchased	(79,025)	(1,012,215)	(165,007)	(2,054,786)

Exchanged into associated funds	(9,975)	(127,921)	(39,060)	(486,891)

Total	(89,000)	(1,140,136)	(204,067)	(2,541,677)

Decrease	(74,330)	$(951,884)	(55,201)	$(712,466)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	8,575	$110,174	17,236	$214,548

Investment of dividends	6,278	80,198	4,096	51,347

Exchanged from associated funds	9,382	119,155	17,269	213,956

Total	24,235	309,527	38,601	479,851

Cost of shares repurchased	(101,942)	(1,306,411)	(262,687)	(3,261,557)

Exchanged into associated funds	(11,031)	(141,729)	(35,104)	(439,270)

Total	(112,973)	(1,448,140)	(297,791)	(3,700,827)

Decrease	(88,738)	$(1,138,613)	(259,190)	$(3,220,976)

See footnote on page 28.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	5,838	$75,325	15,377	$192,871

Investment of dividends	937	12,073	887	11,167

Total	6,775	87,398	16,264	204,038

Cost of shares repurchased	(7,398)	(95,250)	(30,548)	(381,747)

Decrease	(623)	$(7,852)	(14,284)	$(177,709)

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	35	$456	23,222	$283,100

Investment of dividends	45	586	179	2,281

Total	80	1,042	23,401	285,381

Cost of shares repurchased	(15,991)	(205,487)	(931)	(11,730)

Increase (decrease)	(15,911)	$(204,445)	22,470	$273,651

* Automatic conversion of Class B shares to Class A shares approximately eight years after initial purchase date.

8.	Options Written — Transactions in options written during the six months ended June 30, 2006, were as follows:

	Shares Subject
	to Call/Put	Premiums

Options outstanding, December 31, 2005	33,500	$110,819

Options written	85,700	138,415

Options expired	(17,400)	(31,601)

Options exercised	(90,700)	(147,254)

Options terminated in closing purchase transactions	(11,100)	(70,379)

Options outstanding, June 30, 2006	—	$—

9.

Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all the Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was Seligman Income and Growth Fund).

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement.

Notes to Financial Statements (unaudited)

However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, the Distributor or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

10.	Recently Issued Accounting Pronouncement — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

Financial Highlights (unaudited)

The tables below are intended to help you understand each class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. Total return shows the rate that you would have earned (or lost) on an investment in each class, assuming you reinvested all your dividends. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Class A

	Six Months	Year Ended December 31,
	Ended
	6/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$12.67	$12.70	$11.93	$10.42	$12.04	$12.83

Income (Loss) from Investment Operations:

Net investment income	0.26	0.16	0.16	0.14	0.20	0.31

Net realized and unrealized gain (loss)
on investments and options written	0.01	(0.02)	0.81	1.54	(1.63)	(0.82)

Total from Investment Operations	0.27	0.14	0.97	1.68	(1.43)	(0.51)

Less Distributions:

Dividends from net investment income	(0.19)	(0.16)	(0.16)	(0.14)	(0.19)	(0.28)

Dividends in excess of net investment income	—	(0.01)	(0.04)	(0.03)	—	—

Total Distributions	(0.19)	(0.17)	(0.20)	(0.17)	(0.19)	(0.28)

Net Asset Value, End of Period	$12.75	$12.67	$12.70	$11.93	$10.42	$12.04

Total Return	2.13%	1.07%	8.18%	16.24%	(11.96)%	(3.90)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$61,733	$65,985	$78,971	$83,623	$83,312	$127,085

Ratio of expenses to average net assets	1.49%†	1.42%	1.38%	1.41%	1.38%	1.25%

Ratio of net investment income to average
net assets	4.15%†	1.26%	1.30%	1.29%	1.76%	2.46%

Portfolio turnover rate	235.04%	219.11%	92.74%	238.07%	199.12%	93.34%

See footnotes on page 35.

Financial Highlights (unaudited)

Class B

	Six Months	Year Ended December 31,
	Ended
	6/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$12.61	$12.64	$11.88	$10.38	$12.00	$12.78

Income (Loss) from Investment Operations:

Net investment income	0.22	0.06	0.07	0.06	0.11	0.21

Net realized and unrealized gain (loss)
on investments and options written	0.01	(0.02)	0.80	1.53	(1.62)	(0.80)

Total from Investment Operations	0.23	0.04	0.87	1.59	(1.51)	(0.59)

Less Distributions:

Dividends from net investment income	(0.14)	(0.06)	(0.07)	(0.06)	(0.11)	(0.19)

Dividends in excess of net investment income	—	(0.01)	(0.04)	(0.03)	—	—

Total Distributions	(0.14)	(0.07)	(0.11)	(0.09)	(0.11)	(0.19)

Net Asset Value, End of Period	$12.70	$12.61	$12.64	$11.88	$10.38	$12.00

Total Return	1.81%	0.30%	7.35%	15.35%	(12.62)%	(4.61)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,227	$8,010	$12,049	$13,847	$13,236	$16,778

Ratio of expenses to average net assets	2.24%†	2.17%	2.13%	2.17%	2.13%	2.00%

Ratio of net investment income to average
net assets	3.39%†	0.51%	0.55%	0.53%	1.01%	1.71%

Portfolio turnover rate	235.04%	219.11%	92.74%	238.07%	199.12%	93.34%

See footnotes on page 35.

Financial Highlights (unaudited)

Class C

	Six Months	Year Ended December 31,
	Ended
	6/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$12.60	$12.64	$11.88	$10.37	$12.00	$12.78

Income (Loss) from Investment Operations:

Net investment income	0.22	0.06	0.07	0.06	0.11	0.21

Net realized and unrealized gain (loss)
on investments and options written	0.01	(0.03)	0.80	1.54	(1.63)	(0.80)

Total from Investment Operations	0.23	0.03	0.87	1.60	(1.52)	(0.59)

Less Distributions:

Dividends from net investment income	(0.14)	(0.06)	(0.07)	(0.06)	(0.11)	(0.19)

Dividends in excess of net investment income	—	(0.01)	(0.04)	(0.03)	—	—

Total Distributions	(0.14)	(0.07)	(0.11)	(0.09)	(0.11)	(0.19)

Net Asset Value, End of Period	$12.69	$12.60	$12.64	$11.88	$10.37	$12.00

Total Return	1.81%	0.22%	7.35%	15.46%	(12.70)%	(4.61)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,313	$6,213	$6,927	$9,644	$8,800	$5,689

Ratio of expenses to average net assets	2.24%†	2.17%	2.13%	2.17%	2.13%	2.00%

Ratio of net investment income to average
net assets	3.39%†	0.51%	0.55%	0.53%	1.01%	1.71%

Portfolio turnover rate	235.04%	219.11%	92.74%	238.07%	199.12%	93.34%

See footnotes on page 35.

Financial Highlights (unaudited)

Class D

	Six Months	Year Ended December 31,
	Ended
	6/30/06	2005	2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$12.61	$12.64	$11.88	$10.37	$12.00	$12.78

Income (Loss) from Investment Operations:

Net investment income	0.22	0.06	0.07	0.06	0.11	0.21

Net realized and unrealized gain (loss)
on investments and options written	— #	(0.02)	0.80	1.54	(1.63)	(0.80)

Total from Investment Operations	0.22	0.04	0.87	1.60	(1.52)	(0.59)

Less Distributions:

Dividends from net investment income	(0.14)	(0.06)	(0.07)	(0.06)	(0.11)	(0.19)

Dividends in excess of net investment income	—	(0.01)	(0.04)	(0.03)	—	—

Total Distributions	(0.14)	(0.07)	(0.11)	(0.09)	(0.11)	(0.19)

Net Asset Value, End of Period	$12.69	$12.61	$12.64	$11.88	$10.37	$12.00

Total Return	1.73%	0.30%	7.35%	15.46%	(12.70)%	(4.61)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9,183	$10,238	$13,541	$15,853	$16,413	$24,038

Ratio of expenses to average net assets	2.24%†	2.17%	2.13%	2.17%	2.13%	2.00%

Ratio of net investment income to average
net assets	3.40%†	0.51%	0.55%	0.53%	1.01%	1.71%

Portfolio turnover rate	235.04%	219.11%	92.74%	238.07%	199.12%	93.34%

See footnotes on page 35.

Financial Highlights (unaudited)

Class I

		Year Ended
	Six Months	December 31,		4/30/03*
	Ended			to
	6/30/06	2005	2004	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$12.73	$12.74	$11.94	$10.71

Income (Loss) from Investment Operations:

Net investment income	0.27	0.16	0.17	0.11

Net realized and unrealized gain (loss)
on investments and options written	— #	(0.01)	0.81	1.24

Total from Investment Operations	0.27	0.15	0.98	1.35

Less Distributions:

Dividends from net investment income	(0.20)	(0.16)	(0.17)	(0.11)

Dividends in excess of net investment income	—	—	(0.01)	(0.01)

Total Distributions	(0.20)	(0.16)	(0.18)	(0.12)

Net Asset Value, End of Period	$12.80	$12.73	$12.74	$11.94

Total Return	2.15%	1.16%	8.30%	12.65%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$755	$759	$942	$864

Ratio of expenses to average net assets	1.48%†	1.40%	1.27%	1.15	%†

Ratio of net investment income to average net assets	4.16%†	1.28%	1.41%	1.42	%†

Portfolio turnover rate	235.04%	219.11%	92.74%	238.07	%ø

Without expense reimbursement:††

Ratio of expenses to average net assets	1.73%†

Ratio of net investment income
to average net assets	3.91%†

See footnotes on page 35.

Financial Highlights (unaudited)

Class R

		Year Ended
	Six Months	December 31,		4/30/03*
	Ended			to
	6/30/06	2005	2004	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$12.67	$12.72	$11.92	$10.71

Income (Loss) from Investment Operations:

Net investment income	0.25	0.13	0.13	0.07

Net realized and unrealized gain (loss)
on investments and options written	0.02	(0.03)	0.82	1.26

Total from Investment Operations	0.27	0.10	0.95	1.33

Less Distributions:

Dividends from net investment income	(0.17)	(0.13)	(0.13)	(0.07)

Dividends in excess of net investment income	—	(0.02)	(0.02)	(0.05)

Total Distributions	(0.17)	(0.15)	(0.15)	(0.12)

Net Asset Value, End of Period	$12.77	$12.67	$12.72	$11.92

Total Return	2.14%	0.78%	7.99%	12.46%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$89	$290	$5	$2

Ratio of expenses to average net assets	1.74%†	1.67%	1.63%	1.71	%†

Ratio of net investment income to average net assets	3.89%†	1.01%	1.05%	0.86	%†

Portfolio turnover rate	235.04%	219.11%	92.74%	238.07	%ø

#	Less than + or – $0.01 per share.
*	Commencement of offering of shares.
ø	For the year ended December 31, 2003.
†	Annualized.
††	The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

Board of Directors

John R. Galvin 1, 3		Robert L. Shafer 2, 3

•	Dean Emeritus, Fletcher School of Law	•		Ambassador and Permanent Observer of the
	and Diplomacy at Tufts University			Sovereign Military Order of Malta to the
•	Chairman Emeritus, American Council			United Nations
on Germany
James N. Whitson 1, 3
Frank A. McPherson 2, 3
		•		Retired Executive Vice President and Chief
•	Retired Chairman of the Board and Chief			Operating Officer, Sammons Enterprises, Inc.
	Executive Officer, Kerr-McGee Corporation	•		Director, CommScope, Inc.
•	Director, DCP Midstream GP, LLP, Integris
	Health, Oklahoma Chapter of the Nature	Brian T. Zino
Conservancy, Oklahoma Medical Research
	Foundation, Boys and Girls Clubs of Oklahoma,	•		Director and President,
	Oklahoma City Public Schools Foundation and			J. & W. Seligman & Co. Incorporated
	Oklahoma Foundation for Excellence in	•		Chairman, Seligman Data Corp.
	Education	•		Director, ICI Mutual Insurance Company,
Seligman Advisors, Inc. and Seligman
Betsy S. Michel 1, 3				Services, Inc.
		•		Member of the Board of Governors,
•	Trustee, The Geraldine R. Dodge Foundation			Investment Company Institute

William C. Morris
			Member:	1 Audit Committee
•	Chairman, J. & W. Seligman & Co. Incorporated,			2 Director Nominating Committee
	Carbo Ceramics Inc., Seligman Advisors, Inc.			3 Board Operations Committee
and Seligman Services, Inc.
•	Director, Seligman Data Corp.
•	President and Chief Executive Officer,
The Metropolitan Opera Association
It is with deep sorrow that we
Leroy C. Richie 1, 3				mourn the recent death of Alice
Stone Ilchman, a respected member
•	Counsel, Lewis & Munday, P.C.			since 1990 of the Boards of the
•	Chairman and Chief Executive Officer,			Seligman investment companies.
Q Standards Worldwide, Inc.
•	Director, Kerr-McGee Corporation, Infinity, Inc.
and Vibration Control Technologies, LLC
•	Lead Outside Director, Digital Ally Inc.
•	Director and Chairman, Highland Park Michigan
Economic Development Corp.
•	Chairman, Detroit Public Schools Foundation

Executive Officers

William C. Morris	Eleanor T. M. Hoagland	Thomas G. Rose

Chairman	Vice President and Chief	Vice President
Compliance Officer
Brian T. Zino		Lawrence P. Vogel
J. Eric Misenheimer
President and Chief Executive		Vice President and
Officer	Vice President	Treasurer

John B. Cunningham	Francis L. Mustaro	Frank J. Nasta

Vice President	Vice President	Secretary

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through the websites does not form a part of this report or the Fund’s prospectus or statement of additional information.

Go paperless — sign up for E-Delivery at www.seligman. com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Income and Growth Fund, Inc., which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing or sending money.	EQIN3 6/06

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)(1)	Not applicable.

	(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(a)(3)	Not applicable.

	(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 30, 2006

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 30, 2006

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.